Consolidated Statements of Cash Flows (USD $)	3 Months Ended	45 Months Ended
	Oct. 31, 2011	Oct. 31, 2011
Operating activities
Net income (loss)	$ 2,712,046	$ (1,123,830)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation and amortization	167,596	418,417
Write-down of supplies inventory		38,000
Write-down of web development costs		9,000
Fair value of derivative liabilities in excess of proceeds		808,590
Gain (loss) on adjustment to fair value of derivative liabilities	(3,977,418)	(2,935,623)
Non-cash interest expense	69,134	69,134
Share-based compensation	5,139	5,139
Amortization of common stock issued for services	83,000	166,000
Changes in operating assets and liabilities:
(Increase) Decrease in prepaid expenses	67,721	(111,240)
(Increase) decrease in other current assets	7,416	(8,523)
(Decrease) increase in accounts payable and accrued liabilities	(28,878)	340,297
(Decrease) increase in accrued compensation	(38,594)	29,180
Increase in accrued income taxes	1,600	3,200
Net cash used in operating activities	(931,238)	(2,292,259)
Investing activities
Purchases of property and equipment	(17,339)	(87,625)
Investment in intangible assets		(250,000)
Net cash used in investing activities	(17,339)	(337,625)
Financing activities
Proceeds from issuance of common stock and warrants		4,139,000
Payment of amounts due under acquisition obligation	(100,000)	(100,000)
Proceeds from amounts due to stockholder		153,867
Repayment of amounts due to stockholder		(153,867)
Net cash provided from financing activities	(100,000)	4,039,000
Net increase (decrease) in cash	(1,048,577)	1,409,116
Cash, at beginning of period	2,457,693
Cash, at end of period	1,409,116	1,409,116
Cash paid during the period for:
Interest		1,357
Income taxes	400	400
Noncash investing and financing transaction:
Acquisition obligation of asset purchase agreement		2,750,000
Acquisition obligation discounts - imputed interest and fair value of warrants	$ 402,355	$ 402,355